UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     February 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $240,642 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIONS SEMICONDUCTOR CO LTD   ADR              00507e107     1626   195923 SH       SOLE                   195923
ALCATEL-LUCENT                 SPONSORED ADR    013904305     7632   536678 SH       SOLE                   536678
ANADIGICS INC                  COM              032515108    11897  1342773 SH       SOLE                  1342773
APPLE COMPUTER INC             COM              037833100    13816   162849 SH       SOLE                   162849
AT&T INC                       COM              00206R102    11061   309410 SH       SOLE                   309410
BON-TON STORES INC             COM              09776J101    21360   616444 SH       SOLE                   616444
BROCADE COMMUNICATIONS SYS I   COM              111621108     9976  1215052 SH       SOLE                  1215052
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     7133   250449 SH       SOLE                   250449
CITRIX SYS INC                 COM              177376100     2975   110000 SH       SOLE                   110000
COMCAST CORP NEW               CL A             20030N101     7755   183200 SH  CALL SOLE                   183200
COMCAST CORP NEW               CL A             20030N101     7797   184187 SH       SOLE                   184187
DOMINOS PIZZA INC              COM              25754A201     6741   240763 SH       SOLE                   240763
EQUINIX INC                    COM NEW          29444U502     3179    42037 SH       SOLE                    42037
GLOBAL CROSSING LTD            SHS NEW          G3921A175     5151   209832 SH       SOLE                   209832
GOOGLE INC                     CL A             38259P508    13182    28627 SH       SOLE                    28627
HASBRO INC                     COM              418056107    11132   408512 SH       SOLE                   408512
HEWLETT PACKARD CO             COM              428236103     6179   150000 SH  CALL SOLE                   150000
HEWLETT PACKARD CO             COM              428236103    18518   449587 SH       SOLE                   449587
INTERPUBLIC GROUP COS INC      COM              460690100     1836   150000 SH       SOLE                   150000
ISLE OF CAPRI CASINOS INC      COM              464592104     6824   256744 SH       SOLE                   256744
LIN TV CORP                    CL A             532774106     1990   200000 SH       SOLE                   200000
MIPS TECHNOLOGIES INC          COM              604567107     6318   761185 SH       SOLE                   761185
MORGANS HOTEL GROUP CO         COM              61748W108     1707   100838 SH       SOLE                   100838
NOVATEL WIRELESS INC           COM NEW          66987M604     3753   388151 SH       SOLE                   388151
NVIDIA CORP                    COM              67066G104     6047   163397 SH       SOLE                   163397
PINNACLE ENTMT INC             COM              723456109    10324   311530 SH       SOLE                   311530
POLO RALPH LAUREN CORP         CL A             731572103     6106    78630 SH       SOLE                    78630
QIMONDA AG                     SPONSORED ADR    746904101     8705   497161 SH       SOLE                   497161
R H DONNELLEY CORP             COM NEW          74955W307     7841   125000 SH       SOLE                   125000
REX STORES CORP                COM              761624105      789    44473 SH       SOLE                    44473
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108     7236   455966 SH       SOLE                   455966
SIMPLETECH INC                 COM              828823104     2399   189170 SH       SOLE                   189170
SRS LABS INC                   COM              78464M106     1657   153118 SH       SOLE                   153118